SCHEDULE OF CONTINGENT CONSIDERATION (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Vital Acquisition
Contingent consideration, beginning balance	$ 694,230	$ 4,797,717
Change in fair value of contingent consideration	(310,948)	(4,103,487)
Contingent consideration, ending balance	$ 383,282	$ 694,230